Document And Entity Information	Sep. 30, 2026
Document Information [Line Items]
Entity, Registrant Name	FIRST NORTHERN COMMUNITY BANCORP
Document, Type	8-K
Document, Period End Date	Sep. 30, 2026
Entity, File Number	000-30707
Entity, Incorporation, State or Country Code	CA
Entity, Tax Identification Number	68-0450397
Entity, Address, Address Line One	195 N First Street
Entity, Address, City or Town	Dixon
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	95620
City Area Code	707
Local Phone Number	678-3041
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	FNRN
Trading Symbol	FNRN
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001114927